Note 12 - Income Taxes (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Valuation Allowance	$ 0	$ 0
Unrecognized Tax Benefits	$ 0	$ 0